LOANS - Schedule of Purchased Credit Deteriorated Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit cards
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price [Abstract]
Purchase price	$ 0	$ 4
Allowance for credit losses at acquisition date	0	4
Discount or premium attributable to non-credit factors	0	0
Par value (amortized cost basis)	0	8
Mortgage loans
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price [Abstract]
Purchase price	23	49
Allowance for credit losses at acquisition date	0	0
Discount or premium attributable to non-credit factors	0	0
Par value (amortized cost basis)	23	49
Installment and other
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price [Abstract]
Purchase price	0	0
Allowance for credit losses at acquisition date	0	0
Discount or premium attributable to non-credit factors	0	0
Par value (amortized cost basis)	$ 0	$ 0